-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21483
                                   ----------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  401 West Main Street, Suite 2100        Louisville, Kentucky        40202
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 379-6980
                                                     ----------------------

Date of fiscal year end:        February 28, 2006
                          ---------------------------------------

Date of reporting period:       February 28, 2006
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                                  ANNUAL REPORT
                                February 28, 2006














        INVESTMENT ADVISOR                             ADMINISTRATOR
        ------------------                             -------------
  INTEGRITY ASSET MANAGEMENT, LLC               ULTIMUS FUND SOLUTIONS, LLC
  401 West Main Street, Suite 2100                     P.O. Box 46707
     Louisville, Kentucky 40202                 Cincinnati, Ohio 45246-0707
                                                       1-866-896-9292


--------------------------------------------------------------------------------

                         INTEGRITY ASSET MANAGEMENT, LLC


Dear Fellow Shareholder:                                      March 29, 2006

During the 12 month period ended February 28, 2006 the Veracity Small Cap Value Fund's (the "Fund") Class R shares had a total return of 16.98%. By comparison, the Fund's benchmark, the Russell 2000 Value Index, gained 15.62%. The Russell 2000 Index increased 16.59%, the S&P 500 Index was up 8.40% and The Dow Jones Industrial Average picked up 4.51%.

Momentum investing came back in vogue this year, and for the most part, what worked in 2004 carried over into 2005. Nowhere was this more evident than in the Energy sector which was up over 20% in the Russell 2000 Value Index after increasing more than 60% last year. Other strong Sectors during the years were Technology (+26%), Materials (+22%) and Producer Durables (+21%). Consumer-related sectors performed poorly along with the Transports.

The Fund was, on average, equal-weighted to Energy, Materials and Durables, and we were underweighted to Consumer. We were overweighted to Transports, but had almost no exposure to the auto-related industries which brought the sector down. In fact, the transports were the Fund's best performing group, increasing over 39%. Our heavier weights in the rail-related stocks contributed positively to returns. In addition to Transports, stock selection within Financials, Utilities and Materials added to performance. Moreover, moving the portfolio into higher quality companies benefited performance. Some of our Health Care stocks suffered under the weight of rising medical costs and changing reimbursement rules.

We now face yet another year of uncertainty, and one could paint a bleak picture arising from rising rates, an inverted yield curve, high oil prices, high gas prices (natural and for the car), slowing house sales / prices (bubble?) and concerns over inflation. These concerns flow through to worries about the health of the economy. However, the economy is one place where we haven't really seen their impact. This is creating a Catch-22 for the market. Until the economy shows tangible signs of slowing, the fear of higher rates and the inverted yield curve will likely weigh on the market. So, good economic news is bad for the market and bad is good. When the economy shows some signs of slowing, the rate hikes will likely end - but then what?

The peak in the housing market came roughly in June of 2005. Since then, the Federal Funds rate has increased 150bps. Moreover, since the beginning of June, 2005 oil is up over 11%. We think the combination of slower house price appreciation, higher oil prices and higher interest rates will start to take its toll on the economy during the second quarter of this year. This, we believe, will lead the Federal Reserve to halt or at least suspend, its rate hike campaign with Federal Funds ending up at either 4.75% or 5.00%. We also expect the slowdown to be just that. We don't expect a recession. We believe that the economy and earnings will continue to grow, but at a slower pace.

We have been positioning for this in the Fund by:

     1.   Increasing our weight in Savings and Loans
     2.   Increasing our weight in Mortgage REITS
     3.   Maintaining our underweight to the Consumer, especially Retail
     4.   Increasing our weight in Technology

The S&Ls and Mortgage REITS have significant leverage to the end of the Fed interest rate hikes. Typically, their loans lag their funding in repricing. When rates stop going up, they will get to play catch up and their margins should improve.

We think that Retail stocks are currently expensive even if all was well with the Consumer. The headwinds facing the Consumer, however, make the group even less attractive, in our opinion. This is our largest underweight in the portfolio. One group we are exploring is the Homebuilders, where valuations do look attractive relative to fundamentals and especially relative to the Retailers.

While the economy will slow, we believe that corporate capital expenditures will continue to be strong given the current high (albeit peaked) profit margins, solid balance sheets and current low level of expenditures relative to history. Technology companies should be a direct beneficiary of this spending. Furthermore, technology valuations are compelling and do not discount a continued increase in capital expenditures.

We will apply our Prudent Value and Improving Sentiment discipline of buying statistically cheap, undervalued stocks as we execute our plan and we will continue to manage the portfolio in a risk-controlled fashion.

Best wishes,


/s/ Daniel G. Bandi

Daniel G. Bandi
Chief Investment Officer
Value Equities

                         VERACITY SMALL CAP VALUE FUND

Comparison of the Change in Value of a $10,000 Investment in the Veracity Small
              Cap Value Fund (a) and the Russell 2000 Value Index




                               [GRAPHIC OMITTED]



----------------------------------------------
    VERACITY SMALL CAP VALUE FUND
   AVERAGE ANNUAL TOTAL RETURNS (b)
 (for periods ended February 28, 2006)

             1 Year     Since Inception (c)
             ------     -------------------
Class R      16.98%          16.70%

Class I       N/A            15.03% (d)
----------------------------------------------


[GRAPHIC OMITTED]


     VERACITY SMALL CAP VALUE FUND - CLASS R      RUSSELL 2000 VALUE INDEX
     ---------------------------------------      ------------------------
        3/30/2004        $ 10,000                   3/30/2004     $ 10,000
        4/30/2004           9,510                   4/30/2004        9,512
        5/31/2004           9,700                   5/31/2004        9,627
        6/30/2004          10,160                   6/30/2004       10,116
        7/31/2004           9,580                   7/31/2004        9,651
        8/31/2004           9,640                   8/31/2004        9,745
        9/30/2004          10,085                   9/30/2004       10,131
       10/31/2004          10,355                  10/31/2004       10,288
       11/30/2004          11,135                  11/30/2004       11,201
       12/31/2004          11,480                  12/31/2004       11,468
        1/31/2005          11,080                   1/31/2005       11,025
        2/28/2005          11,495                   2/28/2005       11,244
        3/31/2005          11,235                   3/31/2005       11,012
        4/30/2005          10,595                   4/30/2005       10,444
        5/31/2005          11,120                   5/31/2005       11,081
        6/30/2005          11,585                   6/30/2005       11,571
        7/31/2005          12,270                   7/31/2005       12,230
        8/31/2005          12,145                   8/31/2005       11,949
        9/30/2005          12,120                   9/30/2005       11,929
       10/31/2005          11,885                  10/31/2005       11,629
       11/30/2005          12,485                  11/30/2005       12,101
       12/31/2005          12,434                  12/31/2005       12,008
        1/31/2006          13,524                   1/31/2006       13,001
        2/28/2006          13,447                   2/28/2006       13,000



Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

(a) The line graph above represents performace of Class R shares only, which will vary from the performance of Class I shares to the extent the Classes do not have the same expenses or inception dates.

(b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Initial public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

(d)  Not annualized.

                         VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                      AS OF FEBRUARY 28, 2006 (UNAUDITED)


                               [GRAPHIC OMITTED]




          Consumer Discretionary                             5.8%
          Consumer Staples                                   2.0%
          Energy                                             5.7%
          Financials                                        23.6%
          Health Care                                        4.0%
          Industrials                                       13.4%
          Information Technology                            14.1%
          Materials                                         10.6%
          Telecommunication Services                         2.2%
          Utilities                                          5.3%
          Real Estate Investment Trusts                      6.7%
          Money Market Funds                                 5.4%





--------------------------------------------------------------------------------


                                                    TOP TEN HOLDINGS
                                          AS OF FEBRUARY 28, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                                        % OF NET
COMPANY                               PRIMARY BUSINESS                   SECTOR CLASSIFICATION           ASSETS
------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust     Office Properties                  REIT - Industrial/Office         1.7%
------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.            Metals & Mining                    Materials                        1.3%
------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                 Metals & Mining                    Materials                        1.3%
------------------------------------------------------------------------------------------------------------------
MPS Group, Inc.                       IT Consulting & Services           Information Technology           1.1%
------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                          Machinery                          Industrials                      1.1%
------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                     Hotels                             REIT - Lodging/Resort            1.1%
------------------------------------------------------------------------------------------------------------------
Advanta Corp. - Class B               Diversified Financial Services     Financials                       1.1%
------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc.                  Insurance                          Financials                       1.1%
------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.                  Commercial Services & Supplies     Industrials                      1.0%
------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.            Hotels                             REIT - Lodging/Resort            1.0%
------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                           $  67,046,350
                                                                 =============
   At value (Note 1)                                             $  73,195,793
Receivable for investment securities sold                            1,528,319
Receivable for capital shares sold                                      66,924
Dividends receivable                                                    58,926
Other assets                                                             7,854
                                                                 -------------
   TOTAL ASSETS                                                     74,857,816
                                                                 -------------

LIABILITIES
Payable for investment securities purchased                            732,209
Payable for capital shares redeemed                                      9,935
Payable to Advisor (Note 3)                                             42,452
Payable to affiliate (Note 3)                                           11,130
Accrued distribution and service plan fees (Note 3)                      4,475
Other accrued expenses                                                  21,432
                                                                 -------------
   TOTAL LIABILITIES                                                   821,633
                                                                 -------------

NET ASSETS                                                       $  74,036,183
                                                                 =============

NET ASSETS CONSIST OF:
Paid-in capital                                                  $  65,594,227
Undistributed net realized gains from security transactions          2,292,513
Net unrealized appreciation on investments                           6,149,443
                                                                 -------------
NET ASSETS                                                       $  74,036,183
                                                                 =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                          $  44,708,402
                                                                 =============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                        1,719,215
                                                                 =============
Net asset value and offering price per share (a) (Note 1)        $       26.01
                                                                 =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                          $  29,327,781
                                                                 =============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                        1,126,445
                                                                 =============
Net asset value and offering price per share (a) (Note 1)        $       26.04
                                                                 =============


(a)  Redemption price varies on length of time held (Note 1).


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2006
================================================================================
INVESTMENT INCOME
   Dividends                                                     $     561,683
                                                                 -------------

EXPENSES
   Investment advisory fees (Note 3)                                   415,203
   Mutual fund services fees (Note 3)                                   95,501
   Distribution and service plan expense - Class R (Note 3)             70,802
   Custodian fees                                                       40,657
   Compliance service fees                                              25,176
   Registration fees - Common                                           18,109
   Registration fees - Class R                                             174
   Registration fees - Class I                                             375
   Professional fees                                                    17,698
   Trustees' fees and expenses                                          16,769
   Postage and supplies                                                  9,310
   Insurance expense                                                     4,847
   Pricing fees                                                          4,336
   Other expenses                                                        8,435
                                                                 -------------
        TOTAL EXPENSES                                                 727,392
   Fees waived and expenses reimbursed by the Advisor (Note 3):
      Common                                                          (137,037)
      Class R                                                             (174)
      Class I                                                             (375)
                                                                 -------------
        NET EXPENSES                                                   589,806
                                                                 -------------

NET INVESTMENT LOSS                                                    (28,123)
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                     3,778,261
   Net change in unrealized appreciation/depreciation on
     investments                                                     4,721,765
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     8,500,026
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   8,471,903
                                                                 =============





See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                        YEAR            PERIOD
                                                                        ENDED           ENDED
                                                                      FEBRUARY 28,    FEBRUARY 28,
                                                                        2006 (a)        2005 (b)
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                               $    (28,123)   $    (29,114)
   Net realized gains (losses) from:
     Security transactions                                              3,778,261         490,866
     Futures contracts                                                       --           (30,990)
   Net change in unrealized appreciation/depreciation
     on investments                                                     4,721,765       1,427,678
                                                                     ------------    ------------
Net increase in net assets from operations                              8,471,903       1,858,440
                                                                     ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I                                    (15,025)           --
   From net realized gains on investments, Class R                     (1,241,092)           --
   From net realized gains on investments, Class I                       (632,270)           --
                                                                     ------------    ------------
Net decrease in net assets from distributions to shareholders          (1,888,387)           --
                                                                     ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
   Proceeds from shares sold                                           44,440,312      14,966,232
   Reinvestment of distributions to shareholders                        1,051,454            --
   Proceeds from redemption fees collected (Note 1)                             6             693
   Payments for shares redeemed                                       (20,995,836)     (1,038,828)
                                                                     ------------    ------------
Net increase in net assets from Class R capital share transactions     24,495,936      13,928,097
                                                                     ------------    ------------

CLASS I
   Proceeds from shares sold                                           28,489,349            --
   Reinvestment of distributions to shareholders                          566,697            --
   Proceeds from redemption fees collected (Note 1)                          --              --
   Payments for shares redeemed                                        (1,985,852)           --
                                                                     ------------    ------------
Net increase in net assets from Class I capital share transactions     27,070,194            --
                                                                     ------------    ------------

TOTAL INCREASE IN NET ASSETS                                           58,149,646      15,786,537

NET ASSETS
   Beginning of period                                                 15,886,537         100,000
                                                                     ------------    ------------
   End of period                                                     $ 74,036,183    $ 15,886,537
                                                                     ============    ============


ACCUMULATED NET INVESTMENT LOSS                                      $       --      $       --
                                                                     ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
   Shares sold                                                          1,864,828         735,949
   Shares issued in reinvestment of distributions to shareholders          44,934            --
   Shares redeemed                                                       (881,600)        (49,896)
                                                                     ------------    ------------
   Net increase in shares outstanding                                   1,028,162         686,053
   Shares outstanding, beginning of period                                691,053           5,000
                                                                     ------------    ------------
   Shares outstanding, end of period                                    1,719,215         691,053
                                                                     ============    ============

CLASS I
   Shares sold                                                          1,179,754            --
   Shares issued in reinvestment of distributions to shareholders          24,185            --
   Shares redeemed                                                        (77,494)           --
                                                                     ------------    ------------
   Net increase in shares outstanding                                   1,126,445            --
   Shares outstanding, beginning of period                                   --              --
                                                                     ------------    ------------
   Shares outstanding, end of period                                    1,126,445            --
                                                                     ============    ============

(a)  Except  for Class  I  shares,  which represents the period from the commencement of operations
     (July 7, 2005) through  February 28, 2006.

(b)  Represents the period from commencement  of  operations  (March 30, 2004) through February 28,
     2005.

See accompanying notes to financial statements.


                                       7

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
=======================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
=======================================================================================================
                                                                        Year            Period
                                                                        Ended            Ended
                                                                     February 28,    February 28,
                                                                         2006           2005 (a)
-------------------------------------------------------------------------------------------------------

   Net asset value at beginning of period                            $      22.99    $      20.00
                                                                     ------------    ------------

   Income (loss) from investment operations:
     Net investment loss                                                    (0.02)          (0.04)
     Net realized and unrealized gains on investments                        3.84            3.03
                                                                     ------------    ------------
   Total from investment operations                                          3.82            2.99
                                                                     ------------    ------------

   Less distributions:
     From net realized gains on investments                                 (0.80)             -
                                                                     ------------    ------------

   Proceeds from redemption fees collected (Note 1)                          0.00(b)         0.00(b)
                                                                     ------------    ------------

   Net asset value at end of period                                  $      26.01    $      22.99
                                                                     ============    ============

RATIOS AND SUPPLEMENTAL DATA:

   Total return (c)                                                         16.98%          14.95%(d)
                                                                     ============    ============

   Net assets at end of period (000's)                               $     44,708    $     15,887
                                                                     ============    ============

   Ratio of net expenses to average net assets (e)                           1.49%           1.49%(f)

   Ratio of net investment loss to average net assets                       (0.13%)         (0.33%)(f)

   Portfolio turnover rate                                                    140%            187%(f)
-------------------------------------------------------------------------------------------------------

     (a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

     (b)  Amount rounds to less than $0.01 per share.

     (c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (d)  Not annualized.

     (e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.82% and 2.08%(f) for the periods ended February 28, 2006 and 2005, respectively.

     (f)  Annualized.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                 Period
                                                                  Ended
                                                               February 28,
                                                                 2006(a)
--------------------------------------------------------------------------------

   Net asset value at beginning of period                     $       23.42
                                                              -------------

   Income from investment operations:
      Net investment income                                            0.02
      Net realized and unrealized gains on investments                 3.42
                                                              -------------
   Total from investment operations                                    3.44
                                                              -------------

   Less distributions:
      From net investment income                                      (0.02)
      From net realized gains on investments                          (0.80)
                                                              -------------
   Total distributions                                                (0.82)
                                                              -------------

   Net asset value at end of period                           $       26.04
                                                              =============

RATIOS AND SUPPLEMENTAL DATA:

   Total return (b)                                                   15.03%(c)
                                                              =============

   Net assets at end of period (000's)                        $      29,328
                                                              =============

   Ratio of net expenses to average net assets (d)                     1.25%(e)

   Ratio of net investment income to average net assets                0.12%(e)

   Portfolio turnover rate                                              140%
--------------------------------------------------------------------------------


     (a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

     (b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (c)  Not annualized.

     (d) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.58%(e) for the period ended February 28, 2006.

     (e)  Annualized.


  See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006
================================================================================
  SHARES     COMMON STOCKS - 93.4%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 5.8%
  17,687     Aftermarket Technology Corp. (a)                     $    383,808
  18,934     Ameristar Casinos, Inc.                                   418,252
  14,180     Bob Evans Farms, Inc.                                     413,630
  14,345     Carmike Cinemas, Inc.                                     341,698
  15,977     Entercom Communications Corp.                             450,072
  11,482     Lear Corp.                                                239,515
  11,042     MarineMax, Inc. (a)                                       340,756
   7,350     Media General, Inc. - Class A                             368,235
  24,967     Ruby Tuesday, Inc.                                        712,808
  27,962     Warnaco Group, Inc. (The) (a)                             648,998
                                                                  ------------
                                                                     4,317,772
                                                                  ------------
             CONSUMER STAPLES - 2.0%
  22,725     Casey's General Stores, Inc.                              596,077
  16,619     J & J Snack Foods Corp.                                   564,215
  34,440     Pathmark Stores, Inc. (a)                                 346,466
                                                                  ------------
                                                                     1,506,758
                                                                  ------------
             ENERGY - 5.7%
  27,331     EXCO Resources, Inc. (a)                                  349,837
   8,690     Giant Industries, Inc. (a)                                505,758
  18,251     Goodrich Petroleum Corp. (a)                              441,309
   9,425     Holly Corp.                                               562,673
  23,185     KCS Energy, Inc. (a)                                      547,166
   7,975     MKS Instruments, Inc. (a)                                 178,321
   9,593     Oil States International, Inc. (a)                        331,246
  20,606     Union Drilling, Inc. (a)                                  258,605
   6,966     Unit Corp. (a)                                            370,382
  16,516     Whiting Petroleum Corp. (a)                               670,550
                                                                  ------------
                                                                     4,215,847
                                                                  ------------
             FINANCIALS - 23.6%
  23,211     Advanta Corp. - Class B                                   814,010
   6,103     Affiliated Managers Group, Inc. (a)                       600,718
  24,159     AMCORE Financial, Inc.                                    722,596
  51,100     American Equity Investment Life Holding Co.               684,229
  22,029     Argonaut Group, Inc. (a)                                  804,499
  22,883     Assured Guaranty Ltd.                                     604,111
  13,120     Central Pacific Financial Corp.                           485,441
  62,339     Ceres Group, Inc. (a)                                     337,254
  12,300     CompuCredit Corp. (a)                                     464,940
   7,204     Delphi Financial Group, Inc. - Class A                    375,184
  44,803     Dime Community Bancshares                                 612,905
  26,700     Doral Financial Corp.                                     297,972
  11,500     Downey Financial Corp.                                    730,825
  12,700     FirstFed Financial Corp. (a)                              762,127
  16,788     First Midwest Bancorp, Inc.                               564,580
  25,440     Greater Bay Bancorp                                       684,336
  17,616     Independent Bank Corp.                                    475,104

 See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 93.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 23.6% (CONTINUED)
  11,946     International Bancshares Corp.                       $    345,598
  23,852     Irwin Financial Corp.                                     477,994
  17,420     MAF Bancorp, Inc.                                         746,621
   9,327     Navigators Group, Inc. (The) (a)                          437,436
  23,249     Ohio Casualty Corp.                                       711,652
  11,458     PFF Bancorp, Inc.                                         360,125
  63,656     Quanta Capital Holdings Ltd. (a)                          296,001
  57,325     Republic Bancorp, Inc.                                    695,352
  31,407     Seabright Insurance Holdings (a)                          521,670
  25,425     South Financial Group, Inc. (The)                         668,932
  14,509     Sterling Financial Corp.                                  419,890
  19,969     Trustmark Corp.                                           602,065
   4,256     United America Indemity Ltd. - Class A (a)                 96,824
  15,812     Whitney Holding Corp.                                     541,245
  21,445     World Acceptance Corp. (a)                                552,852
      63     Zions Bancorp.                                              5,199
                                                                  ------------
                                                                    17,500,287
                                                                  ------------
             HEALTH CARE - 4.0%
  22,899     Andrx Corp. (a)                                           448,820
  26,897     Connetics Corp. (a)                                       427,124
   8,190     LifePoint Hospitals, Inc. (a)                             254,381
  12,286     Owens & Minor, Inc.                                       391,801
  17,410     PAREXEL International Corp. (a)                           446,044
  15,459     Sybron Dental Specialties, Inc. (a)                       591,461
  19,043     Symmetry Medical, Inc. (a)                                394,571
                                                                  ------------
                                                                     2,954,202
                                                                  ------------
             INDUSTRIALS - 13.4%
  21,300     AGCO Corp. (a)                                            416,415
  16,720     Aviall, Inc. (a)                                          637,868
  11,930     Banta Corp.                                               581,110
  63,152     Comfort Systems USA, Inc.                                 694,040
  53,078     Entegris, Inc. (a)                                        555,196
  14,243     Genesee & Wyoming, Inc. - Class A (a)                     651,617
   8,769     Hub Group, Inc. - Class A (a)                             365,667
  50,986     Interface, Inc. - Class A (a)                             564,925
   9,001     Kennametal, Inc.                                          526,378
  20,251     Labor Ready, Inc. (a)                                     497,567
  11,162     Mobile Mini, Inc. (a)                                     608,106
   8,112     Moog, Inc. - Class A (a)                                  272,239
  12,638     NCI Building Systems, Inc. (a)                            728,960
  12,085     SkyWest, Inc.                                             350,102
  23,795     United Rentals, Inc. (a)                                  775,717
  14,340     USA Truck, Inc. (a)                                       422,026
  25,297     Wabtec Corp.                                              835,560
  21,174     Werner Enterprises, Inc.                                  411,411
                                                                  ------------
                                                                     9,894,904
                                                                  ------------

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 93.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 14.1%
  82,484     3Com Corp. (a)                                       $    383,551
  53,805     Andrew Corp. (a)                                          729,596
  51,982     Axcelis Technologies, Inc. (a)                            359,196
  19,900     Axsys Technologies, Inc. (a)                              329,345
  12,057     Benchmark Electronics, Inc. (a)                           424,648
  37,047     Brooks Automation, Inc. (a)                               581,267
  60,547     C-Cor, Inc. (a)                                           429,884
  72,497     Chordiant Software, Inc. (a)                              239,965
  19,418     CommScope, Inc. (a)                                       465,838
  35,828     Cypress Semiconductor Corp. (a)                           636,305
  33,793     Fairchild Semiconductor International, Inc. (a)           587,322
  21,137     Hutchinson Technology, Inc. (a)                           581,479
  24,687     Integrated Device Technology, Inc. (a)                    366,602
  54,631     Lawson Software, Inc. (a)                                 434,316
  20,350     Mattson Technology, Inc. (a)                              245,828
  55,334     MPS Group, Inc. (a)                                       837,757
  35,945     MRO Software, Inc. (a)                                    529,829
  39,943     Parametric Technology Corp. (a)                           607,929
  23,764     Perot Systems Corp. - Class A (a)                         359,074
  32,536     Photronics, Inc. (a)                                      571,658
  36,124     Stellent, Inc.                                            395,558
  19,514     SYNNEX Corp. (a)                                          360,423
                                                                  ------------
                                                                    10,457,370
                                                                  ------------
             MATERIALS - 10.6%
  14,489     Airgas, Inc.                                              527,255
  20,448     AMCOL International Corp.                                 564,569
  11,910     Bowater, Inc.                                             309,898
  11,745     Carpenter Technology Corp.                                981,765
  10,125     Century Aluminum Co. (a)                                  360,349
  20,560     Commercial Metals Co.                                     931,162
   7,534     Cytec Industries, Inc.                                    401,863
   8,678     FMC Corp.                                                 527,709
   9,073     Foundation Coal Holdings, Inc.                            362,920
  17,067     Georgia Gulf Corp.                                        489,823
  28,594     Hexcel Corp. (a)                                          615,343
  17,388     RBC Bearings, Inc. (a)                                    343,065
   6,839     RTI International Metals, Inc. (a)                        287,580
  15,647     Schnitzer Steel Industries, Inc. - Class A                486,622
   9,068     Silgan Holdings, Inc.                                     357,461
  25,928     U.S. Concrete, Inc. (a)                                   324,878
                                                                  ------------
                                                                     7,872,262
                                                                  ------------

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
  SHARES     COMMON STOCKS - 93.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS - 6.7%
  16,600     American Home Mortgage Investment Corp.              $    473,100
  32,561     Annaly Mortgage Management, Inc.                          382,592
  30,530     Corporate Office Properties Trust                       1,267,606
  53,794     Equity Inns, Inc.                                         832,731
  73,960     MeriStar Hospitality Corp. (a)                            762,528
  45,690     NorthStar Realty Finance Corp.                            466,952
  35,838     Republic Property Trust                                   431,848
  33,534     Saxon Capital, Inc.                                       333,663
                                                                  ------------
                                                                     4,951,020
                                                                  ------------
             TELECOMMUNICATION SERVICES - 2.2%
  12,375     Brightpoint, Inc. (a)                                     350,089
  17,770     Comtech Telecommunications Corp. (a)                      556,734
  18,536     EMS Technologies, Inc. (a)                                324,380
  24,497     Iowa Telecommunications Services, Inc.                    433,597
                                                                  ------------
                                                                     1,664,800
                                                                  ------------
             UTILITIES - 5.3%
  10,030     ALLETE, Inc.                                              468,100
  17,711     IDACORP, Inc.                                             583,400
  13,559     New Jersey Resources Corp.                                610,155
  12,085     Northwest Natural Gas Co.                                 413,790
  13,210     Otter Tail Corp.                                          411,492
  14,481     PNM Resources, Inc.                                       358,405
  30,233     Sierra Pacific Resources (a)                              430,518
  23,402     Vectren Corp.                                             616,877
                                                                  ------------
                                                                     3,892,737
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $63,078,516)                $69,227,959
                                                                  ------------

================================================================================
  SHARES     MONEY MARKET FUNDS - 5.4%                                VALUE
--------------------------------------------------------------------------------

3,967,834    First American Treasury Obligation Fund - Class Y
               (Cost $3,967,834)                                  $  3,967,834
                                                                  ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 98.8%
               (Cost $67,046,350)                                 $ 73,195,793

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%              840,390
                                                                  ------------

             NET ASSETS - 100.0%                                  $ 74,036,183
                                                                  ============

     (a)  Non-income producing security.

 See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


     The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

     The investment objective of the Fund is long-term capital growth.

     The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the year ended February 28, 2006, proceeds from redemption fees were $6 for Class R shares. No redemption fees were collected for Class I shares.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     FUTURES CONTRACTS - The Fund may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. The tax character of distributions paid during the year ended February 28, 2006 was as follows:

                          ORDINARY             LONG-TERM              TOTAL
                           INCOME            CAPITAL GAINS        DISTRIBUTIONS

     CLASS R             $1,014,717           $  226,375           $ 1,241,092

     CLASS I             $  531,969           $  115,326           $  647,295

     There were no distributions during the period ended February 2005.

     ALLOCATION  BETWEEN CLASSES - Investment  income earned,  realized  capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of February 28, 2006:

               Cost of portfolio investments              $  67,219,394
                                                      ==================
               Gross unrealized appreciation              $   7,443,899
               Gross unrealized depreciation                 (1,467,500)
                                                      ------------------
               Net unrealized appreciation                    5,976,399
               Undistributed ordinary income                  2,151,501
               Undistributed long-term gains                    314,056
                                                      ------------------
               Accumulated earnings                       $   8,441,956
                                                      ==================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

     For the year ended February 28, 2006, the Fund reclassified net investment losses of $28,123 and distributions in excess of net investment income of $15,025 against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

     CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

2.   INVESTMENT TRANSACTIONS

     During the year ended February 28, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $101,147,391 and $55,752,740, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

     INVESTMENT ADVISORY AGREEMENT
     Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on March 30, 2006, but has been extended for an additional one year period. For the year ended February 28, 2006, the Advisor waived $137,037 of its advisory fees and reimbursed $174 of Class R expenses and $375 of Class I expenses.

     The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of February 28, 2006, the amount available for potential recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $232,792, of which $95,206 expires during the year ended February 28, 2008 and $137,586 expires during the year ended February 28, 2009.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.25% of the Fund's average daily net assets up to $25 million; 0.20% of the next $25 million of such assets; and 0.15% of such assets in excess of $50 million, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the year ended February 28, 2006, the Fund incurred $95,501 in fees for mutual fund services. As of February 28, 2006, the Fund owes fees of $11,130 to Ultimus.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     SERVICE PLAN AND AGREEMENT
     The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to Class R shareholders. For the year ended February 28, 2006, the Advisor earned $70,802 under the Plan. As of February 28, 2006, the Advisor is due $4,475 under the Plan.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the year ended February 28, 2006, UFD received $6,000 for its distribution services under the Agreement.

     PRINCIPAL HOLDERS OF FUND SHARES
     As of February 28, 2006, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 42% of Class R's outstanding shares.

    [GRAPHIC OMITTED]                                 Cohen McCurdy, Ltd.                  440.835.8500
            --               Cohen                    800 Westpoint Pkwy., Suite 1100      440.835.1093 FAX
            CM                McCurdy                 Westlake, OH 44145-1524
           ----
Certified Public Accountants
                                                      WWW.COHENMCCURDY.COM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------


To The Shareholders and
Board of Trustees of
Veracity Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Veracity Small Cap Value Fund, including the schedule of investments, as of February 28, 2006, the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Veracity Small Cap Value Fund as of February 28, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
March 27, 2006


[GRAPHIC OMITTED]
an independent member of                                                                         SQIF
BAKER TILLY                                                                                      Service
INTERNATIONAL              Registered with the Public Company Accounting Oversight Board         Quality
                                                                                                   Innovation
                                                                                                      and Fun


VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2005) and held until the end of the period (February 28, 2006).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
--------------------------------------------------------------------------------------------------
                                        Beginning              Ending
                                      Account Value        Account Value        Expenses Paid
                                      Sept. 1, 2005        Feb. 28, 2006        During Period*
--------------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00            $ 1,107.20             $7.78
--------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
 (before expenses)                      $1,000.00            $ 1,017.41             $7.45
--------------------------------------------------------------------------------------------------
*  Expenses are equal to Class R's  annualized  expense  ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the  one-half year period).

CLASS I
--------------------------------------------------------------------------------------------------
                                        Beginning              Ending
                                      Account Value        Account Value        Expenses Paid
                                      Sept. 1, 2005        Feb. 28, 2006        During Period*
--------------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00            $ 1,108.70             $6.54
--------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                     $1,000.00            $ 1,018.60             $6.26
--------------------------------------------------------------------------------------------------
*  Expenses are equal to Class I's  annualized  expense  ratio of 1.25% for the period, multiplied by the average account  value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

------------------------------------------------------------------------------------------------------------------------------------
                                                           INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER
                        POSITION(S)     TERM OF OFFICE                                                OF FUNDS     DIRECTORSHIPS OF
NAME, AGE &             HELD WITH       & LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST          OVERSEEN     PUBLIC
ADDRESS                 THE TRUST       TIME SERVED      5 YEARS                                      BY           COMPANIES
                                                                                                      TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

MATTHEW G.              Trustee,        Indefinite       Chief Executive Officer and Principal,          1              None
BEVIN*                  President                        Integrity Asset Management, LLC,
                                        Since December,  investment Advisor to the Trust, since
401 West Main Street,                   2003             2003.  Director of Institutional Product
Suite 2100                                               Management, INVESCO National Asset
Louisville, KY  40202                                    Management from 2001-2003;  Director
                                                         of Marketing & Principal, National Asset
Age:  39                                                 Management from 1999 to 2001. B.A.
                                                         degree from Washington & Lee
                                                         University (1989)
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM H.              Trustee,        Indefinite       Senior Portfolio Manager, Integrity Asset       1              None
MCNETT, III,            Vice                             Management, LLC, since June, 2003.
CFA*                    President       Since March,     previously Partner, Director of Client
                                        2004             Services, Turner Investment Partners,
401 West Main                                            Inc., from January 1999 to June, 2003.
Street, Suite 2100                                       BA in accounting from Bloomsburg
Louisville, KY                                           University, Bloomsburg, PA in 1982.
40202                                                    Chartered Financial Analyst

Age:  46
------------------------------------------------------------------------------------------------------------------------------------


                                                                22

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                        POSITION(S)     TERM OF OFFICE                                                 NUMBER      DIRECTORSHIPS OF
NAME, AGE &             HELD WITH       & LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST           OF FUNDS    PUBLIC
ADDRESS                 THE TRUST       TIME SERVED      5 YEARS                                       OVERSEEN    COMPANIES
                                                                                                       BY          HELD BY TRUSTEE
                                                                                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

JUNE B. DEBATIN         Trustee         Indefinite       Principal and co-founder of Ashdon              1              None
                                                         Investment Analysis & Research LLC, a
850 Hilltop Road                        Since March,     research consulting firm, since October,
Shelbyville, TN                         2004             2001. Previously Senior Vice President,
37160                                                    LCG Associates, Inc., an institutional
                                                         investment consulting firm, from
Age:  65                                                 September, 1993 to October, 2001.  Ms.
                                                         Debatin has served in increasingly
                                                         responsible positions in the financial
                                                         services industry since 1968.
------------------------------------------------------------------------------------------------------------------------------------

DAVID L. EAGER          Trustee         Indefinite       Management Consultant, Eager & Davis            1         The Caldwell &
                                                         LLC, since December, 2002.  Previously                   Orkin Funds, Inc.
25 Stone Bridge                         Since March,     Director of Marketing and Product                          (registered
Road                                    2004             Development, Driehaus Capital                               management
Louisville, KY                                           Management, from August, 2000                               investment
40207                                                    through November, 2002. BA in                                company)
                                                         economics from  The Ohio State
Age:  63                                                 University, 1964.  MBA from Western
                                                         Michigan University, 1974
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL J.              Trustee         Indefinite       Treasurer, The Cleveland Clinic                 1              None
MINNAUGH                                                 Foundation, a non-profit foundation,
                                        Since March,     since October, 2002.  Formerly Senior
9500 Euclid Avenue                      2004             Vice President, Institutional Trust, for
Cleveland, OH                                            National City Corporation, from  May,
44195                                                    1991 through June, 2001.  BS/BA
                                                         degree, John Carroll University, 1982.
Age:  46                                                 Certified Public Accountant, Ohio, 1984
                                                         (inactive)
------------------------------------------------------------------------------------------------------------------------------------

DARLENE V.              Trustee         Indefinite       Director of Investments for the National        1              None
PINNOCK                                                  Geographic Society, a  non-profit science
                                        Since March,     and educational organization, since
1145 17th Street                        2004             November, 1997.
NW                                                       BS degree from Drexel University,
Washington,  DC                                          Philadelphia, PA, in 1982.  MBA from
20036                                                    Howard University, Washington, DC, in
                                                         1991.
Age:  45
------------------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                        EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------
                        POSITION(S)     LENGTH OF TIME
NAME, AGE &             HELD WITH       SERVED           PRINCIPAL OCCUPATION(S) DURING PAST
ADDRESS                 THE TRUST                        5 YEARS
----------------------------------------------------------------------------------------------------
MARK J. SEGER           Treasurer,      Since March,     Managing Director, Ultimus Fund
                        Chief           2004             Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,     Financial                        agent, fund accountant and administrator
Suite 450               Officer                          to the Trust; Managing Director, Ultimus
Cincinnati, OH                                           Fund Distributors,  LLC, principal
45246                                                    underwriter to the Trust.

Age:  44
----------------------------------------------------------------------------------------------------

JOHN F. SPLAIN          Secretary       Since March,     Managing Director, Ultimus Fund
                                        2004             Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,                                      agent, fund accountant and administrator
Suite 450                                                to the Trust; Managing Director, Ultimus
Cincinnati, OH                                           Fund Distributors, LLC, principal
45246                                                    underwriter to the Trust.

Age:  49
----------------------------------------------------------------------------------------------------

DANIEL G. BANDI         Vice            Since March,     Chief Investment Officer, Value Equities
                        President       2004             and Principal, Integrity Asset
401 West Main                                            Management, LLC since June, 2003.
Street, Suite 2100                                       Previously Senior Vice President,
Louisville, KY                                           Managing Director and Portfolio
40202                                                    Manager, National City, from May, 1988-
                                                         June, 2003.
Age:  41                                                 BA Economics University of Pittsburgh,
                                                         1987.  MBA East Texas State University,
                                                         1990.
                                                         Chartered Financial Analyst, 1994
----------------------------------------------------------------------------------------------------

ROBERT G. DORSEY        Vice            Since March,     Managing Director, Ultimus Fund
                        President       2004             Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,                                      agent, fund accountant and administrator
Suite 450                                                to the Trust; Managing Director, Ultimus
Cincinnati, OH                                           Fund Distributors, LLC, principal
45246                                                    underwriter to the Trust.

Age:  49
----------------------------------------------------------------------------------------------------

     * Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Advisor.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-896-9292.

VERACITY SMALL CAP VALUE FUND
FEDERAL TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the fiscal year ended February 28, 2006. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $1,888,387 as taxed at a maximum rate of 15%.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Michael J. Minnaugh. Mr. Minnaugh is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,450 and $14,120 with respect to the registrant's fiscal years ended February 28, 2006 and 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,350 and $1,160 with respect to the registrant's fiscal years ended February 28, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal years ended February 28, 2006 and 2005, aggregate non-audit fees of $2,350 and $1,160, respectively, were billed by the registrant's accountant for services rendered to the registrant. With respect to the fiscal years ended February 28, 2006 and 2005, aggregate non-audit fees of $12,705 and $7,196, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Veracity Funds
             ----------------------------------------------------


By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------

                           Matthew G. Bevin, President

Date          April 11, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------

                           Matthew G. Bevin, President

Date          April 11, 2006
      ----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------

                           Mark J. Seger, Treasurer

Date          April 11, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.